UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Fidelity® Emerging Markets Debt
Central Fund

Semiannual Report

June 30, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMC-SANN-0813
1.926208.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Actual	.0140%	$ 1,000.00	$ 942.70	$ .07
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .07

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	12.3	13.5
Mexico	7.8	6.7
Turkey	7.1	7.7
Argentina	6.8	6.1
Russia	6.1	6.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	6.5	6.9
Petroleos de Venezuela SA	6.3	6.4
Venezuelan Republic	6.0	7.1
Russian Federation	5.4	5.8
Indonesian Republic	4.2	4.8
	28.4
Asset Allocation (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
Corporate Bonds 34.4%	Corporate Bonds 33.0%
Government Obligations 60.5%	Government Obligations 60.5%
Stocks 0.0%†	Stocks 0.0%
Preferred Securities 1.3%	Preferred Securities 0.9%
Other Investments 0.9%	Other Investments 0.8%
Short-Term Investments and Net Other Assets (Liabilities) 2.9%	Short-Term Investments and Net Other Assets (Liabilities) 4.8%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.4%
		Principal Amount (d)	Value
Argentina - 1.7%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		$ 370,800	$ 341,136
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		425,000	207,188
Pan American Energy LLC 7.875% 5/7/21 (f)		185,000	178,063
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		837,000	736,560
TOTAL ARGENTINA			1,462,947
Bailiwick of Jersey - 0.2%
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		200,000	190,000
British Virgin Islands - 0.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	600,000	269,568
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		200,000	164,000
Magnesita Finance Ltd. 8.625% (f)(g)		200,000	198,000
TOTAL BRITISH VIRGIN ISLANDS			631,568
Canada - 0.4%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		345,000	365,700
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		420,000	0
TOTAL CANADA			365,700
Cayman Islands - 1.8%
Emerald Plantation Holdings Ltd. 6% 1/30/20 pay-in-kind (h)		72,807	41,885
Odebrecht Finance Ltd. 7.5% (f)(g)		700,000	693,000
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		230,000	231,080
6.875% 1/20/40		245,000	244,045
8.375% 12/10/18		325,000	384,556
TOTAL CAYMAN ISLANDS			1,594,566
El Salvador - 0.4%
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		350,000	370,125
Georgia - 0.7%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		200,000	208,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		200,000	199,000
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	216,000
TOTAL GEORGIA			623,000
Germany - 0.2%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		175,000	178,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Hungary - 0.2%
Magyar Export-Import Bank 5.5% 2/12/18 (f)		$ 200,000	$ 197,500
Indonesia - 1.6%
PT Adaro Indonesia 7.625% 10/22/19 (f)		325,000	341,250
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		200,000	197,000
PT Pertamina Persero:
4.875% 5/3/22 (f)		200,000	191,500
5.25% 5/23/21 (f)		235,000	232,650
6% 5/3/42 (f)		200,000	187,000
6.5% 5/27/41 (f)		200,000	193,000
TOTAL INDONESIA			1,342,400
Ireland - 1.1%
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		200,000	213,500
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (f)		275,000	293,893
6.902% 7/9/20 (f)		365,000	400,588
TOTAL IRELAND			907,981
Kazakhstan - 1.7%
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		200,000	183,000
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		200,000	183,820
5.75% 4/30/43 (f)		200,000	176,600
KazMunaiGaz Finance Sub BV 7% 5/5/20 (f)		125,000	141,250
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		400,000	419,600
Zhaikmunai International BV 7.125% 11/13/19 (f)		330,000	330,000
TOTAL KAZAKHSTAN			1,434,270
Luxembourg - 2.8%
Alrosa Finance SA 7.75% 11/3/20 (f)		200,000	214,000
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	208,000
EVRAZ Group SA:
6.5% 4/22/20 (f)		200,000	180,500
8.25% 11/10/15 (f)		500,000	527,500
9.5% 4/24/18 (Reg. S)		200,000	212,000
TMK Capital SA 7.75% 1/27/18		400,000	398,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
Unicredit Luxembourg SA 5.1875% 10/13/15 (f)		$ 150,000	$ 153,000
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		510,000	555,900
TOTAL LUXEMBOURG			2,448,900
Mexico - 4.4%
Alestra SA de RL de CV 11.75% 8/11/14		110,000	118,800
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		450,000	450,000
Petroleos Mexicanos:
3.5% 1/30/23 (f)		230,000	212,175
4.875% 1/24/22		260,000	263,900
5.5% 1/21/21		225,000	241,088
5.5% 6/27/44		360,000	324,900
5.5% 6/27/44 (f)		120,000	108,180
6% 3/5/20		225,000	248,625
6.5% 6/2/41		425,000	438,813
6.625% (f)(g)		685,000	696,988
8% 5/3/19		200,000	244,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		400,000	421,000
TOTAL MEXICO			3,768,469
Netherlands - 3.8%
DTEK Finance BV 9.5% 4/28/15 (f)		125,000	126,750
GTB Finance BV 7.5% 5/19/16 (f)		200,000	208,000
HSBK (Europe) BV 7.25% 5/3/17 (f)		200,000	206,000
Indo Energy Finance BV 7% 5/7/18 (f)		450,000	441,000
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		200,000	211,000
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		125,000	134,375
JSC Kazkommertsbank BV 8% 11/3/15 (f)		175,000	172,375
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		190,000	190,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		200,000	216,000
9.125% 7/2/18 (f)		175,000	209,125
Listrindo Capital BV 6.95% 2/21/19 (f)		200,000	207,000
Majapahit Holding BV 7.75% 1/20/20 (f)		120,000	133,200
Metinvest BV 10.25% 5/20/15 (f)		325,000	333,125
Nord Gold NV 6.375% 5/7/18 (f)		200,000	170,000
Petrobras Global Finance BV 2.4141% 1/15/19 (h)		145,000	141,230
VimpelCom Holdings BV 5.2% 2/13/19 (f)		200,000	194,000
TOTAL NETHERLANDS			3,293,180
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Pakistan - 0.8%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		$ 700,000	$ 696,500
Paraguay - 0.5%
BBVA Paraguay SA 9.75% 2/11/16 (f)		225,000	236,250
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		200,000	206,000
TOTAL PARAGUAY			442,250
Philippines - 0.7%
Development Bank of Philippines 8.375% (g)(h)		485,000	518,950
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		100,000	121,000
TOTAL PHILIPPINES			639,950
Russia - 0.7%
MTS International Funding Ltd. 8.625% 6/22/20 (f)		475,000	558,125
Turkey - 0.6%
Akbank T.A.S. 7.5% 2/5/18 (f)	TRY	300,000	142,324
Finansbank A/S 5.15% 11/1/17 (f)		400,000	388,000
TOTAL TURKEY			530,324
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		370,000	367,225
United Kingdom - 1.1%
Afren PLC 11.5% 2/1/16 (f)		200,000	220,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		425,000	411,188
Shortline PLC 9.5% 5/21/18 (f)		200,000	182,500
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		175,000	147,875
TOTAL UNITED KINGDOM			961,563
United States of America - 1.6%
Pemex Project Funding Master Trust:
6.625% 6/15/35		650,000	689,000
6.625% 6/15/38		25,000	26,188
Severstal Columbus LLC 10.25% 2/15/18		280,000	296,100
Southern Copper Corp.:
6.75% 4/16/40		175,000	172,061
7.5% 7/27/35		200,000	213,980
TOTAL UNITED STATES OF AMERICA			1,397,329
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - 6.3%
Petroleos de Venezuela SA:
4.9% 10/28/14		$ 935,000	$ 874,225
5.375% 4/12/27		290,000	174,000
5.5% 4/12/37		135,000	77,963
8% 11/17/13		480,000	480,000
8.5% 11/2/17 (f)		2,265,000	2,061,150
9% 11/17/21 (Reg. S)		435,000	365,400
9.75% 5/17/35 (f)		595,000	470,050
12.75% 2/17/22 (f)		925,000	931,938
TOTAL VENEZUELA			5,434,726
TOTAL NONCONVERTIBLE BONDS (Cost $29,828,133)			29,837,098
Government Obligations - 60.5%

Argentina - 5.1%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		463,861	259,762
7% 9/12/13		2,150,000	2,153,046
7% 10/3/15		1,250,000	1,059,375
City of Buenos Aires 12.5% 4/6/15 (f)		625,000	621,875
Provincia de Cordoba 12.375% 8/17/17 (f)		450,000	339,750
TOTAL ARGENTINA			4,433,808
Aruba - 0.2%
Aruba Government 4.625% 9/14/23 (f)		200,000	188,000
Azerbaijan - 0.2%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	181,000
Bahamas (Nassau) - 0.3%
Bahamian Republic 6.95% 11/20/29 (f)		225,000	258,750
Barbados - 0.3%
Barbados Government:
7% 8/4/22 (f)		100,000	100,000
7.25% 12/15/21 (f)		128,000	129,280
TOTAL BARBADOS			229,280
Government Obligations - continued
		Principal Amount (d)	Value
Belarus - 1.3%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 860,000	$ 855,700
8.95% 1/26/18		285,000	284,288
TOTAL BELARUS			1,139,988
Bolivia - 0.2%
Plurinational State of Bolivia 4.875% 10/29/22 (f)		200,000	185,000
Brazil - 3.1%
Brazilian Federative Republic:
5.625% 1/7/41		740,000	734,450
7.125% 1/20/37		450,000	538,875
8.25% 1/20/34		335,000	443,875
10.125% 5/15/27		285,000	443,888
12.25% 3/6/30		320,000	548,000
TOTAL BRAZIL			2,709,088
Colombia - 1.8%
Colombian Republic:
6.125% 1/18/41		315,000	349,650
7.375% 9/18/37		325,000	411,125
10.375% 1/28/33		450,000	694,575
11.75% 2/25/20		65,000	95,713
TOTAL COLOMBIA			1,551,063
Congo - 0.8%
Congo Republic 3% 6/30/29 (e)		772,730	656,820
Costa Rica - 0.4%
Costa Rican Republic:
4.25% 1/26/23 (f)		200,000	183,500
5.625% 4/30/43 (f)		200,000	184,000
TOTAL COSTA RICA			367,500
Croatia - 1.5%
Croatia Republic:
5.5% 4/4/23 (f)		200,000	194,000
6.25% 4/27/17 (f)		355,000	371,401
6.375% 3/24/21 (f)		250,000	260,925
6.625% 7/14/20 (f)		175,000	184,625
6.75% 11/5/19 (f)		300,000	320,226
TOTAL CROATIA			1,331,177
Government Obligations - continued
		Principal Amount (d)	Value
Dominican Republic - 1.1%
Dominican Republic:
1.25% 8/30/24 (h)		$ 250,000	$ 225,000
5.875% 4/18/24 (f)		150,000	144,750
7.5% 5/6/21 (f)		325,000	349,375
9.04% 1/23/18 (f)		191,271	207,529
TOTAL DOMINICAN REPUBLIC			926,654
El Salvador - 0.3%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		125,000	121,250
8.25% 4/10/32 (Reg. S)		100,000	104,000
TOTAL EL SALVADOR			225,250
Guatemala - 0.4%
Guatemalan Republic:
4.875% 2/13/28 (f)		200,000	180,000
5.75% 6/6/22 (f)		200,000	200,000
TOTAL GUATEMALA			380,000
Hungary - 0.8%
Hungarian Republic:
4.125% 2/19/18		158,000	153,458
4.75% 2/3/15		205,000	208,075
7.625% 3/29/41		282,000	294,408
TOTAL HUNGARY			655,941
Indonesia - 3.3%
Indonesian Republic:
4.875% 5/5/21 (f)		500,000	512,500
5.25% 1/17/42 (f)		310,000	292,950
6.625% 2/17/37 (f)		275,000	297,000
7.75% 1/17/38 (f)		425,000	524,875
8.5% 10/12/35 (Reg. S)		450,000	589,500
11.625% 3/4/19 (f)		450,000	612,000
TOTAL INDONESIA			2,828,825
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	656,000
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		200,000	196,500
Latvia - 0.2%
Latvian Republic 2.75% 1/12/20 (f)		200,000	185,260
Government Obligations - continued
		Principal Amount (d)	Value
Lebanon - 1.6%
Lebanese Republic:
4% 12/31/17		$ 711,000	$ 689,670
4.75% 11/2/16		155,000	150,350
5.15% 11/12/18		100,000	95,500
5.45% 11/28/19		290,000	263,900
6.375% 3/9/20		230,000	215,050
TOTAL LEBANON			1,414,470
Lithuania - 1.1%
Lithuanian Republic:
6.125% 3/9/21 (f)		320,000	356,659
6.625% 2/1/22 (f)		200,000	229,500
7.375% 2/11/20 (f)		325,000	385,938
TOTAL LITHUANIA			972,097
Mexico - 3.4%
United Mexican States:
4.75% 3/8/44		684,000	619,020
5.75% 10/12/2110		321,000	300,135
6.05% 1/11/40		736,000	809,600
6.75% 9/27/34		565,000	669,525
7.5% 4/8/33		200,000	255,500
8.3% 8/15/31		190,000	260,300
TOTAL MEXICO			2,914,080
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (f)		200,000	177,000
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	256,875
Nigeria - 0.5%
Central Bank of Nigeria warrants 11/15/20 (a)(i)		250	44,448
Republic of Nigeria:
0% 10/10/13	NGN	8,000,000	47,430
0% 11/7/13	NGN	31,135,000	182,427
6.75% 1/28/21 (f)		150,000	156,750
TOTAL NIGERIA			431,055
Pakistan - 0.7%
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		675,000	642,938
Government Obligations - continued
		Principal Amount (d)	Value
Panama - 0.5%
Panamanian Republic:
4.3% 4/29/53		$ 200,000	$ 158,500
6.7% 1/26/36		110,000	127,875
8.875% 9/30/27		100,000	138,000
TOTAL PANAMA			424,375
Peru - 1.3%
Peruvian Republic:
4% 3/7/27 (e)		380,000	380,000
5.625% 11/18/50		125,000	126,563
6.55% 3/14/37		70,000	82,075
8.75% 11/21/33		400,000	580,000
TOTAL PERU			1,168,638
Philippines - 2.1%
Philippine Republic:
6.375% 1/15/32		100,000	118,000
7.75% 1/14/31		420,000	550,200
9.5% 2/2/30		430,000	642,850
10.625% 3/16/25		305,000	481,900
TOTAL PHILIPPINES			1,792,950
Poland - 0.2%
Polish Government 3% 3/17/23		180,000	162,900
Romania - 0.7%
Romanian Republic:
4.375% 8/22/23 (f)		208,000	196,040
6.75% 2/7/22 (f)		384,000	429,120
TOTAL ROMANIA			625,160
Russia - 5.4%
Russian Federation:
5.625% 4/4/42 (f)		200,000	207,500
7.5% 3/31/30 (Reg. S)		2,283,425	2,665,885
12.75% 6/24/28 (Reg. S)		1,010,000	1,767,500
TOTAL RUSSIA			4,640,885
Serbia - 0.8%
Republic of Serbia:
4.875% 2/25/20 (f)		200,000	184,000
Government Obligations - continued
		Principal Amount (d)	Value
Serbia - continued
Republic of Serbia: - continued
6.75% 11/1/24 (f)		$ 305,960	$ 302,901
7.25% 9/28/21 (f)		200,000	205,500
TOTAL SERBIA			692,401
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	188,000
6.25% 10/4/20 (f)		450,000	441,000
6.25% 7/27/21 (f)		200,000	196,000
7.4% 1/22/15 (f)		125,000	131,250
TOTAL SRI LANKA			956,250
Tanzania - 0.2%
Tanzania United Republic of 6.4499% 3/8/20 (h)		200,000	201,000
Turkey - 6.5%
Turkish Republic:
5.125% 3/25/22		220,000	226,050
5.625% 3/30/21		325,000	347,750
6% 1/14/41		445,000	448,338
6.25% 9/26/22		205,000	227,038
6.75% 4/3/18		400,000	450,000
6.75% 5/30/40		400,000	445,000
6.875% 3/17/36		645,000	722,400
7% 9/26/16		150,000	167,250
7% 3/11/19		200,000	229,500
7.25% 3/5/38		475,000	556,938
7.375% 2/5/25		650,000	776,750
7.5% 11/7/19		400,000	472,000
8% 2/14/34		140,000	175,700
11.875% 1/15/30		245,000	412,825
TOTAL TURKEY			5,657,539
Ukraine - 2.2%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		400,000	368,500
Ukraine Government:
7.75% 9/23/20 (f)		300,000	273,000
7.8% 11/28/22 (f)		200,000	179,000
7.95% 6/4/14 (f)		440,000	436,700
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government: - continued
7.95% 2/23/21 (f)		$ 300,000	$ 274,500
9.25% 7/24/17 (f)		400,000	398,520
TOTAL UKRAINE			1,930,220
United States of America - 1.0%
U.S. Treasury Bonds 2.75% 11/15/42		1,021,000	881,570
Uruguay - 0.6%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		430,000	543,949
Venezuela - 6.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		5,800	149,350
6% 12/9/20		250,000	181,250
7% 3/31/38		175,000	115,938
8.5% 10/8/14		445,000	437,213
9% 5/7/23 (Reg. S)		920,000	759,000
9.25% 9/15/27		160,000	134,800
9.25% 5/7/28 (Reg. S)		340,000	273,700
9.375% 1/13/34		275,000	222,750
11.75% 10/21/26 (Reg. S)		590,000	554,600
11.95% 8/5/31 (Reg. S)		890,000	836,600
12.75% 8/23/22		1,050,000	1,068,375
13.625% 8/15/18		425,000	433,500
TOTAL VENEZUELA			5,167,076
Vietnam - 1.6%
Vietnamese Socialist Republic:
1.3125% 3/12/16 (h)		221,739	201,783
4% 3/12/28 (e)		1,081,667	876,150
6.875% 1/15/16 (f)		275,000	290,125
TOTAL VIETNAM			1,368,058
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (f)		200,000	177,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $52,050,675)			52,484,390
Common Stocks - 0.0%
	Shares	Value
Cayman Islands - 0.0%
Emerald Plantation Holdings Ltd. (a) (Cost $2)	65,161	$ 16,942
Sovereign Loan Participations - 0.9%
	Principal Amount (d)
Indonesia - 0.9%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (h)	$ 638,889	581,389
1.1875% 12/14/19 (h)	178,448	162,388
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $779,566)		743,777
Preferred Securities - 1.3%

Brazil - 0.8%
Cosan Overseas Ltd. 8.25% (g)	160,000	165,245
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	450,000	471,306
TOTAL BRAZIL		636,551
Cayman Islands - 0.3%
CSN Islands XII Corp. 7% (Reg. S) (g)	300,000	271,957
India - 0.2%
Reliance Industries Ltd. 5.875% (f)(g)	200,000	179,252
TOTAL PREFERRED SECURITIES (Cost $1,149,580)		1,087,760
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $4,103,269)	4,103,269	4,103,269
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $87,911,225)		88,273,236
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(1,582,373)
NET ASSETS - 100%		$ 86,690,863
Currency Abbreviations
BRL	-	Brazilian real
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,036,316 or 39.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,032
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 16,942	$ 16,942	$ -	$ -
Corporate Bonds	29,837,098	-	29,837,098	-
Government Obligations	52,484,390	-	52,059,942	424,448
Sovereign Loan Participations	743,777	-	-	743,777
Preferred Securities	1,087,760	-	1,087,760	-
Money Market Funds	4,103,269	4,103,269	-	-
Total Investments in Securities:	$ 88,273,236	$ 4,120,211	$ 82,984,800	$ 1,168,225
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,276,075
Total Realized Gain (Loss)	4,848
Total Unrealized Gain (Loss)	164,379
Cost of Purchases	47,875
Proceeds of Sales	(396,538)
Amortization/Accretion	4,386
Transfers in to Level 3	67,200
Transfers out of Level 3	-
Ending Balance	$ 1,168,225
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2013	$ 164,379

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	1.0%
AAA,AA,A	1.4%
BBB	39.1%
BB	16.1%
B	24.7%
CCC,CC,C	3.4%
Not Rated	11.2%
Equities	0.2%
Short-Term Investments and Net Other Assets	2.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $83,807,956)	$ 84,169,967
Fidelity Central Funds (cost $4,103,269)	4,103,269
Total Investments (cost $87,911,225)		$ 88,273,236
Cash		78,613
Receivable for investments sold		812,618
Receivable for fund shares sold		5,104
Interest receivable		1,617,909
Distributions receivable from Fidelity Central Funds		377
Total assets		90,787,857

Liabilities
Payable for investments purchased	$ 91,065
Payable for fund shares redeemed	4,002,441
Other payables and accrued expenses	3,488
Total liabilities		4,096,994

Net Assets		$ 86,690,863
Net Assets consist of:
Paid in capital		$ 83,590,417
Undistributed net investment income		982,573
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,754,196
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		363,677
Net Assets, for 8,495,680 shares outstanding		$ 86,690,863
Net Asset Value, offering price and redemption price per share ($86,690,863 ÷ 8,495,680 shares)		$ 10.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 48,125
Interest		3,337,318
Income from Fidelity Central Funds		2,032
Total income		3,387,475

Expenses
Custodian fees and expenses	$ 7,273
Independent trustees' compensation	328
Total expenses before reductions	7,601
Expense reductions	(450)	7,151
Net investment income (loss)		3,380,324
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,800,702
Foreign currency transactions	(3,106)
Total net realized gain (loss)		1,797,596
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,929,231)
Assets and liabilities in foreign currencies	1,520
Total change in net unrealized appreciation (depreciation)		(10,927,711)
Net gain (loss)		(9,130,115)
Net increase (decrease) in net assets resulting from operations		$ (5,749,791)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,380,324	$ 7,891,279
Net realized gain (loss)	1,797,596	1,486,854
Change in net unrealized appreciation (depreciation)	(10,927,711)	12,069,741
Net increase (decrease) in net assets resulting from operations	(5,749,791)	21,447,874
Distributions to shareholders from net investment income	(3,106,312)	(7,226,736)
Distributions to shareholders from net realized gain	(581,326)	(1,239,068)
Total distributions	(3,687,638)	(8,465,804)
Share transactions Proceeds from sales of shares	3,685,154	10,476,141
Reinvestment of distributions	3,683,524	8,465,803
Cost of shares redeemed	(25,440,709)	(29,260,423)
Net increase (decrease) in net assets resulting from share transactions	(18,072,031)	(10,318,479)
Total increase (decrease) in net assets	(27,509,460)	2,663,591

Net Assets
Beginning of period	114,200,323	111,536,732
End of period (including undistributed net investment income of $982,573 and undistributed net investment income of $708,561, respectively)	$ 86,690,863	$ 114,200,323
Other Information Shares
Sold	335,468	995,186
Issued in reinvestment of distributions	338,669	788,977
Redeemed	(2,367,926)	(2,774,521)
Net increase (decrease)	(1,693,789)	(990,358)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.355	.743	.526
Net realized and unrealized gain (loss)	(.951)	1.287	(.017)
Total from investment operations	(.596)	2.030	.509
Distributions from net investment income	(.353)	(.680)	(.489)
Distributions from net realized gain	(.061)	(.120)	(.040)
Total distributions	(.414)	(.800)	(.529)
Net asset value, end of period	$ 10.20	$ 11.21	$ 9.98
Total Return B, C	(5.73)%	20.99%	5.18%
Ratios to Average Net Assets E, H
Expenses before reductions	.01% A	.01%	.02% A
Expenses net of fee waivers, if any	.01% A	.01%	.02% A
Expenses net of all reductions	.01% A	.01%	.02% A
Net investment income (loss)	6.51% A	6.99%	6.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,691	$ 114,200	$ 111,537
Portfolio turnover rate F	45% A	49%	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,671,330
Gross unrealized depreciation	(2,586,315)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,085,015

Tax cost	$ 87,188,221

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $19,002,886 and $35,787,411, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $328.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $122.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2013